Segment Information - Reconciliation of Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Interest and finance costs	$ 8,857	$ 172,132	$ 411,021
Interest income	81	527	12,146
Total Assets	193,730	476,052	10,359,370
Total Assets for reportable segments
Segment Reporting Information [Line Items]
Interest and finance costs	8,857	177,655	412,185
Interest income	81	6,050	13,310
Total Assets	193,730	476,052	10,476,589
Elimination of intersegment interest/ receivables
Segment Reporting Information [Line Items]
Interest and finance costs	0	(5,523)	(1,164)
Interest income	0	(5,523)	(1,164)
Total Assets	$ 0	$ 0	$ (117,219)